Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (352,364)	$ 41,548	$ 42,577	$ 129,972	$ 42,527
Adjustments to reconcile net income before noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	1,463	1,060	2,401	2,360	2,287
Reinvested dividends			(188)	(190)
Deferred income taxes	6,046	0
Capital gains on sale of investments, net			(551)	(58)	(665)
Net gain on the valuation of contingent value rights	(33,420)	0
(Gains) losses of Launch Equity, net	(3,569)	(1,539)	(8,817)	3,102
Purchase of investments by Launch Equity	(48,741)	(20,235)	(59,763)	(18,899)
Proceeds from sale of investments by Launch Equity	51,754	17,598	60,025	17,188
Loss on disposal of property and equipment	6	0	51	11	11
(Gain) loss on interest rate swaps	0	52	69	1,933	(866)
Loss on debt extinguishment			827
Amortization of debt issuance costs	224	363	631	726	548
Share-based compensation	600,820	0
Change in assets and liabilities resulting in an increase (decrease) in cash:
Net change in operating assets and liabilities of Launch Equity	(5,956)	(1,362)	(4,870)	(5,204)
Accounts receivable	(7,821)	(3,662)	(6,605)	(2,685)	(5,081)
Prepaid expenses			(697)	(410)	161
Prepaid expenses and other assets	418	(539)
Other assets			(1,148)	1,691	(2,350)
Accounts payable and accrued expenses	64,520	49,617	11,396	(1,991)	1,572
Class B liability awards	(226,946)	26,160	93,422	(24,936)	78,218
Deferred lease obligations	76	655	1,296	627	(382)
Net cash provided by operating activities	46,510	109,716	130,056	103,237	115,980
Cash flows from investing activities
Acquisition of property and equipment	(940)	(1,110)	(2,744)	(1,614)	(1,148)
Leasehold improvements	(432)	(586)	(2,721)	(1,122)	(313)
Proceeds from sale of property and equipment				27
Proceeds from sale of investment securities			4,598	4,101	2,204
Purchase of investment securities	(5,000)	0		(20,000)	(1,025)
Change in restricted cash			(145)	(1,040)
Net cash used in investing activities	(6,372)	(1,696)	(1,012)	(19,648)	(282)
Cash flows from financing activities
Partnership distributions	(114,107)	(31,612)	(80,886)	(67,108)	(36,760)
Settlement of interest rate swap			(1,135)
Change in other liabilities	(31)	137	(173)	(214)	(218)
Payment of debt issuance costs			(2,573)		(1,593)
Proceeds from draw on revolving credit facility			90,000
Proceeds from issuance of notes payable			200,000
Principal payments on note payable	0	(35,417)	(324,789)	(55,211)	(20,000)
Capital contribution					16
Repayment under revolving credit facility	(90,000)	0
Net proceeds from issuance of common stock	356,579	0
Payment of costs directly associated with the issuance of Class A common stock	(3,165)	0
Purchase of Class A common units	(76,319)	0
Capital invested into Launch Equity	3,150	4,000	5,000	6,913
Capital distributed by Launch Equity	(105,301)		(285)
Net cash provided by (used in) financing activities	76,107	(62,892)	(114,841)	(115,620)	(58,555)
Net increase (decrease) in cash and cash equivalents	116,245	45,128	14,203	(32,031)	57,143
Cash and cash equivalents
Beginning of period	141,159	126,956	126,956	158,987	101,844
End of period	257,404	172,084	141,159	126,956	158,987
Cash paid for:
Income taxes			541	2,475
Noncash activity:
Initial establishment of deferred tax assets	70,862	0
Initial establishment of amounts payable under tax receivable agreements	53,449	0
Initial establishment of contingent value rights	55,440	0
Contribution of securities in-kind into Launch Equity				(19,355)
Capital invested into Launch Equity				19,355
Borrowings
Cash paid for:
Interest			6,593	12,420	7,324
Interest Rate Swap
Cash paid for:
Interest			985	9,794	14,926
Other obligations
Cash paid for:
Interest			1	71
Preferred Stock
Noncash activity:
Issuance of preferred stock	$ 74,748	$ 0